Allowance for credit losses - Credit quality indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment
2021 / 2020	$ 6,846,687	$ 5,860,510
2020 / 2019	4,151,913	4,376,727
2019 / 2018	3,156,760	3,051,726
2018 / 2017	2,335,830	2,132,857
2017 / 2016	1,379,915	1,812,792
Prior Years	8,994,389	9,969,061
Revolving Loans Amortized Cost Basis	2,314,896	2,091,558
Revolving Loans Converted to Term Loans Amortized Cost Basis	60,167	89,965
Loans held in portfolio	29,240,557	29,385,196
Construction
Financing Receivable, Recorded Investment
2021 / 2020	152,183	103,663
2020 / 2019	191,967	311,378
2019 / 2018	190,285	197,384
2018 / 2017	57,829	234,369
2017 / 2016	80,936	15,952
Prior Years	20,760	37,989
Revolving Loans Amortized Cost Basis	22,260	25,473
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	716,220	926,208
Construction | Watch
Financing Receivable, Recorded Investment
2021 / 2020	0	8,451
2020 / 2019	14,300	105
2019 / 2018	23,547	4,895
2018 / 2017	28,757	37,015
2017 / 2016	34,205	0
Prior Years	0	2,065
Revolving Loans Amortized Cost Basis	0	960
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	100,809	53,491
Construction | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	3,089
2017 / 2016	0	0
Prior Years	13,622	30,083
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	13,622	33,172
Construction | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	485	20,655
2018 / 2017	15,438	30,869
2017 / 2016	10,231	7,560
Prior Years	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	26,154	59,084
Construction | Pass
Financing Receivable, Recorded Investment
2021 / 2020	152,183	95,212
2020 / 2019	177,667	311,273
2019 / 2018	166,253	171,834
2018 / 2017	13,634	163,396
2017 / 2016	36,500	8,392
Prior Years	7,138	5,841
Revolving Loans Amortized Cost Basis	22,260	24,513
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	575,635	780,461
Mortgages
Financing Receivable, Recorded Investment
2021 / 2020	790,383	621,095
2020 / 2019	576,284	500,582
2019 / 2018	447,641	283,090
2018 / 2017	333,805	225,116
2017 / 2016	205,885	240,056
Prior Years	5,073,198	6,020,741
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	7,427,196	7,890,680
Mortgages | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	783
2020 / 2019	5,292	903
2019 / 2018	9,106	2,393
2018 / 2017	6,580	3,129
2017 / 2016	4,527	4,702
Prior Years	135,370	172,646
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	160,875	184,556
Mortgages | Pass
Financing Receivable, Recorded Investment
2021 / 2020	790,383	620,312
2020 / 2019	570,992	499,679
2019 / 2018	438,535	280,697
2018 / 2017	327,225	221,987
2017 / 2016	201,358	235,354
Prior Years	4,937,828	5,848,095
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	7,266,321	7,706,124
Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2021 / 2020	456,149	335,989
2020 / 2019	308,193	390,956
2019 / 2018	369,511	255,994
2018 / 2017	233,519	163,722
2017 / 2016	97,289	245,782
Prior Years	493,653	500,599
Revolving Loans Amortized Cost Basis	4,316	2,949
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,962,630	1,895,991
Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2021 / 2020	8,600	1,643
2020 / 2019	41,348	16,787
2019 / 2018	56,229	39,980
2018 / 2017	20,682	39,713
2017 / 2016	37,343	52,989
Prior Years	53,238	61,829
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	217,440	212,941
Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	3,122
2020 / 2019	3,752	30,708
2019 / 2018	9,013	4,380
2018 / 2017	30,244	19,593
2017 / 2016	11,071	37,745
Prior Years	31,322	24,623
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	85,402	120,171
Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	17,376
2019 / 2018	68,131	21,771
2018 / 2017	12,748	1,755
2017 / 2016	0	20,085
Prior Years	24,901	6,647
Revolving Loans Amortized Cost Basis	100	100
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	105,880	67,734
Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2021 / 2020	447,549	331,224
2020 / 2019	263,093	326,085
2019 / 2018	236,138	189,863
2018 / 2017	169,845	102,661
2017 / 2016	48,875	134,963
Prior Years	384,192	407,500
Revolving Loans Amortized Cost Basis	4,216	2,849
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,553,908	1,495,145
Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	1,221,538	701,197
2020 / 2019	736,803	506,763
2019 / 2018	353,869	571,449
2018 / 2017	490,076	453,632
2017 / 2016	353,383	510,139
Prior Years	1,435,606	1,244,524
Revolving Loans Amortized Cost Basis	22,115	13,439
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	4,613,390	4,001,143
Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	113,181	171,017
2020 / 2019	250,961	97,438
2019 / 2018	67,510	104,221
2018 / 2017	193,620	96,766
2017 / 2016	31,010	82,443
Prior Years	359,593	260,678
Revolving Loans Amortized Cost Basis	4,017	3,155
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,019,892	815,718
Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	21,448	0
2020 / 2019	12,563	31,091
2019 / 2018	10,476	139,864
2018 / 2017	7,025	44,334
2017 / 2016	15,181	90,119
Prior Years	39,625	82,867
Revolving Loans Amortized Cost Basis	0	1,186
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	106,318	389,461
Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	30,155	44,170
2020 / 2019	28,546	92,945
2019 / 2018	30,605	63,294
2018 / 2017	40,000	15,939
2017 / 2016	14,154	70,502
Prior Years	132,730	159,202
Revolving Loans Amortized Cost Basis	0	95
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	276,190	446,147
Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	1,056,754	486,010
2020 / 2019	444,733	285,289
2019 / 2018	245,278	264,070
2018 / 2017	249,431	296,593
2017 / 2016	293,038	267,075
Prior Years	903,658	741,777
Revolving Loans Amortized Cost Basis	18,098	9,003
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,210,990	2,349,817
Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	389,357	352,587
2020 / 2019	255,915	130,314
2019 / 2018	106,487	142,209
2018 / 2017	101,899	108,884
2017 / 2016	67,930	201,685
Prior Years	871,975	989,425
Revolving Loans Amortized Cost Basis	24,539	18,171
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,818,102	1,943,275
Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	8,393	96,439
2020 / 2019	8,851	18,585
2019 / 2018	16,797	22,353
2018 / 2017	15,108	13,820
2017 / 2016	4,715	26,273
Prior Years	138,848	162,553
Revolving Loans Amortized Cost Basis	4,222	6,849
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	196,934	346,872
Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	5,573	850
2020 / 2019	857	6,638
2019 / 2018	7,598	441
2018 / 2017	1,427	6,571
2017 / 2016	2,449	282
Prior Years	105,272	173,545
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	123,176	188,327
Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	6,960	1,774
2020 / 2019	1,028	3,333
2019 / 2018	2,794	40,047
2018 / 2017	38,407	1,878
2017 / 2016	1,869	28,442
Prior Years	134,129	165,498
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	185,187	240,972
Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	76	0
Prior Years	612	1,714
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	688	1,714
Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	368,431	253,524
2020 / 2019	245,179	101,758
2019 / 2018	79,298	79,368
2018 / 2017	46,957	86,615
2017 / 2016	58,821	146,688
Prior Years	493,114	486,115
Revolving Loans Amortized Cost Basis	20,317	11,322
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,312,117	1,165,390
Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2021 / 2020	1,320,064	1,816,766
2020 / 2019	710,527	788,642
2019 / 2018	536,114	546,905
2018 / 2017	453,570	419,371
2017 / 2016	270,369	301,909
Prior Years	841,485	890,423
Revolving Loans Amortized Cost Basis	1,206,450	1,009,885
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	5,338,579	5,773,901
Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2021 / 2020	190,276	147,682
2020 / 2019	17,209	79,794
2019 / 2018	25,828	182,806
2018 / 2017	113,108	43,939
2017 / 2016	14,582	65,164
Prior Years	92,306	276,344
Revolving Loans Amortized Cost Basis	112,108	247,307
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	565,417	1,043,036
Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	9,884	42,366
2020 / 2019	17,139	10,297
2019 / 2018	15,526	19,220
2018 / 2017	28,954	47,495
2017 / 2016	1,071	5,717
Prior Years	28,663	33,263
Revolving Loans Amortized Cost Basis	68,574	87,900
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	169,811	246,258
Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	2,727	34,970
2020 / 2019	1,188	8,748
2019 / 2018	7,600	26,921
2018 / 2017	36,321	26,769
2017 / 2016	66,939	1,824
Prior Years	47,058	61,200
Revolving Loans Amortized Cost Basis	38,162	51,430
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	199,995	211,862
Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	67
2019 / 2018	0	0
2018 / 2017	0	1
2017 / 2016	0	0
Prior Years	62	54
Revolving Loans Amortized Cost Basis	0	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	62	123
Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
2021 / 2020	262	0
2020 / 2019	58	0
2019 / 2018	108	0
2018 / 2017	17	0
2017 / 2016	51	0
Prior Years	191	0
Revolving Loans Amortized Cost Basis	0	13
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	687	13
Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2021 / 2020	1,116,915	1,591,748
2020 / 2019	674,933	689,736
2019 / 2018	487,052	317,958
2018 / 2017	275,170	301,167
2017 / 2016	187,726	229,204
Prior Years	673,205	519,562
Revolving Loans Amortized Cost Basis	987,606	623,234
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	4,402,607	4,272,609
Leasing
Financing Receivable, Recorded Investment
2021 / 2020	613,576	481,164
2020 / 2019	328,703	315,844
2019 / 2018	223,650	210,088
2018 / 2017	133,726	110,621
2017 / 2016	63,510	64,572
Prior Years	18,154	15,372
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,381,319	1,197,661
Leasing | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	124	200
2020 / 2019	618	822
2019 / 2018	880	748
2018 / 2017	613	913
2017 / 2016	613	617
Prior Years	235	136
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,083	3,436
Leasing | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0
2020 / 2019	0
2019 / 2018	0
2018 / 2017	1
2017 / 2016	16
Prior Years	2
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	19
Leasing | Pass
Financing Receivable, Recorded Investment
2021 / 2020	613,452	480,964
2020 / 2019	328,085	315,022
2019 / 2018	222,770	209,340
2018 / 2017	133,112	109,708
2017 / 2016	62,881	63,955
Prior Years	17,917	15,236
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,378,217	1,194,225
Consumer | Credit card
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	919,861	919,966
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	919,861	919,966
Consumer | Credit card | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	8,577	12,798
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	8,577	12,798
Consumer | Credit card | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	911,284	907,168
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	911,284	907,168
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	14,636	12,715
Revolving Loans Amortized Cost Basis	41,838	43,005
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,388	43,030
Loans held in portfolio	78,862	98,750
Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	3,006	112
Revolving Loans Amortized Cost Basis	23	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	935	357
Loans held in portfolio	3,964	469
Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	207	156
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,258	6,867
Loans held in portfolio	1,465	7,023
Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	11,423	12,447
Revolving Loans Amortized Cost Basis	41,815	43,005
Revolving Loans Converted to Term Loans Amortized Cost Basis	20,195	35,806
Loans held in portfolio	73,433	91,258
Consumer | Personal loans
Financing Receivable, Recorded Investment
2021 / 2020	615,670	365,080
2020 / 2019	217,756	529,162
2019 / 2018	273,036	197,804
2018 / 2017	99,698	110,499
2017 / 2016	57,385	60,169
Prior Years	141,555	164,846
Revolving Loans Amortized Cost Basis	126	2,490
Revolving Loans Converted to Term Loans Amortized Cost Basis	37,779	46,935
Loans held in portfolio	1,443,005	1,476,985
Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	498	1,371
2020 / 2019	691	5,566
2019 / 2018	2,355	1,906
2018 / 2017	939	1,096
2017 / 2016	953	989
Prior Years	15,843	18,653
Revolving Loans Amortized Cost Basis	2	152
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,385	1,545
Loans held in portfolio	22,666	31,278
Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
2021 / 2020	30	0
2020 / 2019	2	17
2019 / 2018	7	63
2018 / 2017	0	12
2017 / 2016	0	6
Prior Years	22	244
Revolving Loans Amortized Cost Basis	0	2
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	61	344
Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2021 / 2020	615,142	363,709
2020 / 2019	217,063	523,579
2019 / 2018	270,674	195,835
2018 / 2017	98,759	109,391
2017 / 2016	56,432	59,174
Prior Years	125,690	145,949
Revolving Loans Amortized Cost Basis	124	2,336
Revolving Loans Converted to Term Loans Amortized Cost Basis	36,394	45,390
Loans held in portfolio	1,420,278	1,445,363
Consumer | Auto Loan
Financing Receivable, Recorded Investment
2021 / 2020	1,262,922	1,066,057
2020 / 2019	815,870	887,372
2019 / 2018	646,798	632,269
2018 / 2017	425,032	301,437
2017 / 2016	179,314	169,526
Prior Years	82,251	75,567
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,412,187	3,132,228
Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	3,080	1,975
2020 / 2019	7,520	6,029
2019 / 2018	9,498	3,612
2018 / 2017	4,739	1,760
2017 / 2016	2,210	1,369
Prior Years	1,422	990
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	28,469	15,735
Consumer | Auto Loan | Loss
Financing Receivable, Recorded Investment
2021 / 2020	42
2020 / 2019	11
2019 / 2018	0
2018 / 2017	0
2017 / 2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	53
Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
2021 / 2020	1,259,800	1,064,082
2020 / 2019	808,339	881,343
2019 / 2018	637,300	628,657
2018 / 2017	420,293	299,677
2017 / 2016	177,104	168,157
Prior Years	80,829	74,577
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,383,665	3,116,493
Consumer | Other
Financing Receivable, Recorded Investment
2021 / 2020	24,845	16,912
2020 / 2019	9,895	15,714
2019 / 2018	9,369	14,534
2018 / 2017	6,676	5,206
2017 / 2016	3,914	3,002
Prior Years	1,116	16,860
Revolving Loans Amortized Cost Basis	73,391	56,180
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	129,206	128,408
Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	114	16
2019 / 2018	21	1,376
2018 / 2017	487	240
2017 / 2016	0	174
Prior Years	135	13,075
Revolving Loans Amortized Cost Basis	11,250	20
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	12,007	14,901
Consumer | Other | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0
2020 / 2019	0
2019 / 2018	0
2018 / 2017	579
2017 / 2016	0
Prior Years	34
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	613
Consumer | Other | Pass
Financing Receivable, Recorded Investment
2021 / 2020	24,845	16,912
2020 / 2019	9,781	15,698
2019 / 2018	9,348	13,158
2018 / 2017	5,610	4,966
2017 / 2016	3,914	2,828
Prior Years	947	3,785
Revolving Loans Amortized Cost Basis	62,141	56,160
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	116,586	113,507
Puerto Rico
Financing Receivable, Recorded Investment
2021 / 2020	4,913,112	4,144,156
2020 / 2019	2,647,120	2,806,059
2019 / 2018	1,898,600	1,891,507
2018 / 2017	1,473,547	1,314,086
2017 / 2016	749,926	1,073,436
Prior Years	7,191,955	8,371,837
Revolving Loans Amortized Cost Basis	1,953,343	1,925,264
Revolving Loans Converted to Term Loans Amortized Cost Basis	37,779	46,935
Loans held in portfolio	20,865,382	21,573,280
Puerto Rico | Construction
Financing Receivable, Recorded Investment
2021 / 2020	21,596	15,723
2020 / 2019	41,622	22,513
2019 / 2018	1,633	8,318
2018 / 2017	0	85,079
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	22,260	25,473
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	87,111	157,106
Puerto Rico | Construction | Watch
Financing Receivable, Recorded Investment
2021 / 2020		0
2020 / 2019		105
2019 / 2018		4,895
2018 / 2017		0
2017 / 2016		0
Prior Years		0
Revolving Loans Amortized Cost Basis		960
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Loans held in portfolio		5,960
Puerto Rico | Construction | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	485	0
2018 / 2017	0	21,497
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	485	21,497
Puerto Rico | Construction | Pass
Financing Receivable, Recorded Investment
2021 / 2020	21,596	15,723
2020 / 2019	41,622	22,408
2019 / 2018	1,148	3,423
2018 / 2017	0	63,582
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	22,260	24,513
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	86,626	129,649
Puerto Rico | Mortgages
Financing Receivable, Recorded Investment
2021 / 2020	463,742	264,227
2020 / 2019	305,734	225,293
2019 / 2018	228,676	178,709
2018 / 2017	270,852	215,779
2017 / 2016	199,292	230,198
Prior Years	4,783,570	5,655,937
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	6,251,866	6,770,143
Puerto Rico | Mortgages | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	754
2020 / 2019	954	903
2019 / 2018	5,212	1,172
2018 / 2017	5,613	3,129
2017 / 2016	4,310	4,374
Prior Years	122,690	159,359
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	138,779	169,691
Puerto Rico | Mortgages | Pass
Financing Receivable, Recorded Investment
2021 / 2020	463,742	263,473
2020 / 2019	304,780	224,390
2019 / 2018	223,464	177,537
2018 / 2017	265,239	212,650
2017 / 2016	194,982	225,824
Prior Years	4,660,880	5,496,578
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	6,113,087	6,600,452
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2021 / 2020	24,936	5,216
2020 / 2019	21,288	36,433
2019 / 2018	35,822	26,051
2018 / 2017	25,311	2,106
2017 / 2016	2,066	2,563
Prior Years	45,235	79,811
Revolving Loans Amortized Cost Basis	111	100
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	154,769	152,280
Puerto Rico | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	4,485	460
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	4,485	460
Puerto Rico | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	3,025	4,160
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,025	4,160
Puerto Rico | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	982	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	6,257	400
Revolving Loans Amortized Cost Basis	100	100
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	7,339	500
Puerto Rico | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2021 / 2020	24,936	5,216
2020 / 2019	21,288	36,433
2019 / 2018	34,840	26,051
2018 / 2017	25,311	2,106
2017 / 2016	2,066	2,563
Prior Years	31,468	74,791
Revolving Loans Amortized Cost Basis	11	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	139,920	147,160
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	662,216	292,683
2020 / 2019	357,867	227,580
2019 / 2018	145,267	218,765
2018 / 2017	200,499	135,882
2017 / 2016	52,306	207,789
Prior Years	858,819	918,251
Revolving Loans Amortized Cost Basis	12,949	6,383
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	2,289,923	2,007,333
Puerto Rico | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	100,465	160,960
2020 / 2019	228,852	73,561
2019 / 2018	25,443	27,592
2018 / 2017	137,044	40,654
2017 / 2016	2,406	33,277
Prior Years	205,304	197,912
Revolving Loans Amortized Cost Basis	3,237	2,100
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	702,751	536,056
Puerto Rico | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	18,509	0
2020 / 2019	12,563	26,331
2019 / 2018	7,271	124,560
2018 / 2017	0	29,711
2017 / 2016	4,608	19,895
Prior Years	24,056	62,839
Revolving Loans Amortized Cost Basis	0	836
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	67,007	264,172
Puerto Rico | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	30,155	43,399
2020 / 2019	27,790	74,303
2019 / 2018	24,200	26,799
2018 / 2017	25,456	4,932
2017 / 2016	2,770	29,974
Prior Years	72,407	130,218
Revolving Loans Amortized Cost Basis	0	95
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	182,778	309,720
Puerto Rico | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	513,087	88,324
2020 / 2019	88,662	53,385
2019 / 2018	88,353	39,814
2018 / 2017	37,999	60,585
2017 / 2016	42,522	124,643
Prior Years	557,052	527,282
Revolving Loans Amortized Cost Basis	9,712	3,352
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,337,387	897,385
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	259,459	303,510
2020 / 2019	208,939	73,412
2019 / 2018	63,159	84,264
2018 / 2017	67,026	76,063
2017 / 2016	40,018	165,352
Prior Years	768,739	882,806
Revolving Loans Amortized Cost Basis	16,389	13,488
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,423,729	1,598,895
Puerto Rico | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	8,393	96,046
2020 / 2019	8,612	10,319
2019 / 2018	8,972	14,412
2018 / 2017	6,958	9,760
2017 / 2016	3,039	9,584
Prior Years	121,716	146,445
Revolving Loans Amortized Cost Basis	0	2,627
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	157,690	289,193
Puerto Rico | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	5,573	850
2020 / 2019	857	6,638
2019 / 2018	7,598	249
2018 / 2017	1,427	6,571
2017 / 2016	2,449	282
Prior Years	103,472	172,078
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	121,376	186,668
Puerto Rico | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	6,960	1,774
2020 / 2019	1,028	2,181
2019 / 2018	1,646	37,686
2018 / 2017	35,529	1,878
2017 / 2016	1,869	27,094
Prior Years	113,288	145,193
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	160,320	215,806
Puerto Rico | Commercial | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	76	0
Prior Years	612	1,714
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	688	1,714
Puerto Rico | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	238,533	204,840
2020 / 2019	198,442	54,274
2019 / 2018	44,943	31,917
2018 / 2017	23,112	57,854
2017 / 2016	32,585	128,392
Prior Years	429,651	417,376
Revolving Loans Amortized Cost Basis	16,389	10,861
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	983,655	905,514
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2021 / 2020	1,039,760	1,374,206
2020 / 2019	358,938	583,143
2019 / 2018	314,790	348,626
2018 / 2017	252,218	281,123
2017 / 2016	154,940	172,144
Prior Years	498,323	570,353
Revolving Loans Amortized Cost Basis	909,479	899,513
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,528,448	4,229,108
Puerto Rico | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2021 / 2020	186,529	131,556
2020 / 2019	12,542	77,821
2019 / 2018	21,536	182,776
2018 / 2017	103,835	40,318
2017 / 2016	14,577	63,968
Prior Years	90,776	267,856
Revolving Loans Amortized Cost Basis	108,183	243,335
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	537,978	1,007,630
Puerto Rico | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	7,380	28,310
2020 / 2019	9,936	10,297
2019 / 2018	14,856	19,220
2018 / 2017	28,473	45,861
2017 / 2016	1,012	910
Prior Years	28,448	28,507
Revolving Loans Amortized Cost Basis	60,397	86,263
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	150,502	219,368
Puerto Rico | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	2,190	32,941
2020 / 2019	1,091	2,180
2019 / 2018	3,041	26,921
2018 / 2017	35,826	26,769
2017 / 2016	66,771	1,824
Prior Years	45,168	55,220
Revolving Loans Amortized Cost Basis	38,003	49,036
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	192,090	194,891
Puerto Rico | Commercial | Commercial and Industrial | Doubtful
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	67
2019 / 2018	0	0
2018 / 2017	0	1
2017 / 2016	0	0
Prior Years	62	54
Revolving Loans Amortized Cost Basis	0	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	62	123
Puerto Rico | Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
2021 / 2020		0
2020 / 2019		0
2019 / 2018		0
2018 / 2017		0
2017 / 2016		0
Prior Years		0
Revolving Loans Amortized Cost Basis		13
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Loans held in portfolio		13
Puerto Rico | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2021 / 2020	843,661	1,181,399
2020 / 2019	335,369	492,778
2019 / 2018	275,357	119,709
2018 / 2017	84,084	168,174
2017 / 2016	72,580	105,442
Prior Years	333,869	218,716
Revolving Loans Amortized Cost Basis	702,896	520,865
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	2,647,816	2,807,083
Puerto Rico | Leasing
Financing Receivable, Recorded Investment
2021 / 2020	613,576	481,164
2020 / 2019	328,703	315,844
2019 / 2018	223,650	210,088
2018 / 2017	133,726	110,621
2017 / 2016	63,510	64,572
Prior Years	18,154	15,372
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,381,319	1,197,661
Puerto Rico | Leasing | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	124	200
2020 / 2019	618	822
2019 / 2018	880	748
2018 / 2017	613	913
2017 / 2016	613	617
Prior Years	235	136
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,083	3,436
Puerto Rico | Leasing | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0
2020 / 2019	0
2019 / 2018	0
2018 / 2017	1
2017 / 2016	16
Prior Years	2
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	19
Puerto Rico | Leasing | Pass
Financing Receivable, Recorded Investment
2021 / 2020	613,452	480,964
2020 / 2019	328,085	315,022
2019 / 2018	222,770	209,340
2018 / 2017	133,112	109,708
2017 / 2016	62,881	63,955
Prior Years	17,917	15,236
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,378,217	1,194,225
Puerto Rico | Consumer | Credit card
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	919,851	919,935
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	919,851	919,935
Puerto Rico | Consumer | Credit card | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	8,577	12,798
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	8,577	12,798
Puerto Rico | Consumer | Credit card | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	911,274	907,137
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	911,274	907,137
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	540
Revolving Loans Amortized Cost Basis	3,571	3,639
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,571	4,179
Puerto Rico | Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0
2020 / 2019	0
2019 / 2018	0
2018 / 2017	0
2017 / 2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	23
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	23
Puerto Rico | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	540
Revolving Loans Amortized Cost Basis	3,548	3,639
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,548	4,179
Puerto Rico | Consumer | Personal loans
Financing Receivable, Recorded Investment
2021 / 2020	540,060	324,458
2020 / 2019	198,264	418,755
2019 / 2018	229,436	169,883
2018 / 2017	92,207	100,790
2017 / 2016	54,566	58,290
Prior Years	135,748	156,340
Revolving Loans Amortized Cost Basis	0	2,296
Revolving Loans Converted to Term Loans Amortized Cost Basis	37,779	46,935
Loans held in portfolio	1,288,060	1,277,747
Puerto Rico | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	426	1,288
2020 / 2019	610	4,782
2019 / 2018	2,105	1,741
2018 / 2017	866	1,022
2017 / 2016	936	971
Prior Years	15,680	18,647
Revolving Loans Amortized Cost Basis	0	152
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,385	1,545
Loans held in portfolio	22,008	30,148
Puerto Rico | Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
2021 / 2020	30
2020 / 2019	2
2019 / 2018	3
2018 / 2017	0
2017 / 2016	0
Prior Years	3
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	38
Puerto Rico | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2021 / 2020	539,604	323,170
2020 / 2019	197,652	413,973
2019 / 2018	227,328	168,142
2018 / 2017	91,341	99,768
2017 / 2016	53,630	57,319
Prior Years	120,065	137,693
Revolving Loans Amortized Cost Basis	0	2,144
Revolving Loans Converted to Term Loans Amortized Cost Basis	36,394	45,390
Loans held in portfolio	1,266,014	1,247,599
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Recorded Investment
2021 / 2020	1,262,922	1,066,057
2020 / 2019	815,870	887,372
2019 / 2018	646,798	632,269
2018 / 2017	425,032	301,437
2017 / 2016	179,314	169,526
Prior Years	82,251	75,567
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,412,187	3,132,228
Puerto Rico | Consumer | Auto Loan | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	3,080	1,975
2020 / 2019	7,520	6,029
2019 / 2018	9,498	3,612
2018 / 2017	4,739	1,760
2017 / 2016	2,210	1,369
Prior Years	1,422	990
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	28,469	15,735
Puerto Rico | Consumer | Auto Loan | Loss
Financing Receivable, Recorded Investment
2021 / 2020	42
2020 / 2019	11
2019 / 2018	0
2018 / 2017	0
2017 / 2016	0
Prior Years	0
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	53
Puerto Rico | Consumer | Auto Loan | Pass
Financing Receivable, Recorded Investment
2021 / 2020	1,259,800	1,064,082
2020 / 2019	808,339	881,343
2019 / 2018	637,300	628,657
2018 / 2017	420,293	299,677
2017 / 2016	177,104	168,157
Prior Years	80,829	74,577
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	3,383,665	3,116,493
Puerto Rico | Consumer | Other
Financing Receivable, Recorded Investment
2021 / 2020	24,845	16,912
2020 / 2019	9,895	15,714
2019 / 2018	9,369	14,534
2018 / 2017	6,676	5,206
2017 / 2016	3,914	3,002
Prior Years	1,116	16,860
Revolving Loans Amortized Cost Basis	68,733	54,437
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	124,548	126,665
Puerto Rico | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	114	16
2019 / 2018	21	1,376
2018 / 2017	487	240
2017 / 2016	0	174
Prior Years	135	13,075
Revolving Loans Amortized Cost Basis	11,250	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	12,007	14,881
Puerto Rico | Consumer | Other | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0
2020 / 2019	0
2019 / 2018	0
2018 / 2017	579
2017 / 2016	0
Prior Years	34
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	613
Puerto Rico | Consumer | Other | Pass
Financing Receivable, Recorded Investment
2021 / 2020	24,845	16,912
2020 / 2019	9,781	15,698
2019 / 2018	9,348	13,158
2018 / 2017	5,610	4,966
2017 / 2016	3,914	2,828
Prior Years	947	3,785
Revolving Loans Amortized Cost Basis	57,483	54,437
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	111,928	111,784
Popular U.S.
Financing Receivable, Recorded Investment
2021 / 2020	1,933,575	1,716,354
2020 / 2019	1,504,793	1,570,668
2019 / 2018	1,258,160	1,160,219
2018 / 2017	862,283	818,771
2017 / 2016	629,989	739,356
Prior Years	1,802,434	1,597,224
Revolving Loans Amortized Cost Basis	361,553	166,294
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,388	43,030
Loans held in portfolio	8,375,175	7,811,916
Popular U.S. | Construction
Financing Receivable, Recorded Investment
2021 / 2020	130,587	87,940
2020 / 2019	150,345	288,865
2019 / 2018	188,652	189,066
2018 / 2017	57,829	149,290
2017 / 2016	80,936	15,952
Prior Years	20,760	37,989
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	629,109	769,102
Popular U.S. | Construction | Watch
Financing Receivable, Recorded Investment
2021 / 2020	0	8,451
2020 / 2019	14,300	0
2019 / 2018	23,547	0
2018 / 2017	28,757	37,015
2017 / 2016	34,205	0
Prior Years	0	2,065
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	100,809	47,531
Popular U.S. | Construction | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	3,089
2017 / 2016	0	0
Prior Years	13,622	30,083
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	13,622	33,172
Popular U.S. | Construction | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	20,655
2018 / 2017	15,438	9,372
2017 / 2016	10,231	7,560
Prior Years	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	25,669	37,587
Popular U.S. | Construction | Pass
Financing Receivable, Recorded Investment
2021 / 2020	130,587	79,489
2020 / 2019	136,045	288,865
2019 / 2018	165,105	168,411
2018 / 2017	13,634	99,814
2017 / 2016	36,500	8,392
Prior Years	7,138	5,841
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	489,009	650,812
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment
2021 / 2020	326,641	356,868
2020 / 2019	270,550	275,289
2019 / 2018	218,965	104,381
2018 / 2017	62,953	9,337
2017 / 2016	6,593	9,858
Prior Years	289,628	364,804
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,175,330	1,120,537
Popular U.S. | Mortgages | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	29
2020 / 2019	4,338	0
2019 / 2018	3,894	1,221
2018 / 2017	967	0
2017 / 2016	217	328
Prior Years	12,680	13,287
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	22,096	14,865
Popular U.S. | Mortgages | Pass
Financing Receivable, Recorded Investment
2021 / 2020	326,641	356,839
2020 / 2019	266,212	275,289
2019 / 2018	215,071	103,160
2018 / 2017	61,986	9,337
2017 / 2016	6,376	9,530
Prior Years	276,948	351,517
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,153,234	1,105,672
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment
2021 / 2020	431,213	330,773
2020 / 2019	286,905	354,523
2019 / 2018	333,689	229,943
2018 / 2017	208,208	161,616
2017 / 2016	95,223	243,219
Prior Years	448,418	420,788
Revolving Loans Amortized Cost Basis	4,205	2,849
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,807,861	1,743,711
Popular U.S. | Commercial | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
2021 / 2020	8,600	1,643
2020 / 2019	41,348	16,787
2019 / 2018	56,229	39,980
2018 / 2017	20,682	39,713
2017 / 2016	37,343	52,989
Prior Years	48,753	61,369
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	212,955	212,481
Popular U.S. | Commercial | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	3,122
2020 / 2019	3,752	30,708
2019 / 2018	9,013	4,380
2018 / 2017	30,244	19,593
2017 / 2016	11,071	37,745
Prior Years	28,297	20,463
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	82,377	116,011
Popular U.S. | Commercial | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	17,376
2019 / 2018	67,149	21,771
2018 / 2017	12,748	1,755
2017 / 2016	0	20,085
Prior Years	18,644	6,247
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	98,541	67,234
Popular U.S. | Commercial | Commercial multi-family | Pass
Financing Receivable, Recorded Investment
2021 / 2020	422,613	326,008
2020 / 2019	241,805	289,652
2019 / 2018	201,298	163,812
2018 / 2017	144,534	100,555
2017 / 2016	46,809	132,400
Prior Years	352,724	332,709
Revolving Loans Amortized Cost Basis	4,205	2,849
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,413,988	1,347,985
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	559,322	408,514
2020 / 2019	378,936	279,183
2019 / 2018	208,602	352,684
2018 / 2017	289,577	317,750
2017 / 2016	301,077	302,350
Prior Years	576,787	326,273
Revolving Loans Amortized Cost Basis	9,166	7,056
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	2,323,467	1,993,810
Popular U.S. | Commercial | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	12,716	10,057
2020 / 2019	22,109	23,877
2019 / 2018	42,067	76,629
2018 / 2017	56,576	56,112
2017 / 2016	28,604	49,166
Prior Years	154,289	62,766
Revolving Loans Amortized Cost Basis	780	1,055
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	317,141	279,662
Popular U.S. | Commercial | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	2,939	0
2020 / 2019	0	4,760
2019 / 2018	3,205	15,304
2018 / 2017	7,025	14,623
2017 / 2016	10,573	70,224
Prior Years	15,569	20,028
Revolving Loans Amortized Cost Basis	0	350
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	39,311	125,289
Popular U.S. | Commercial | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	771
2020 / 2019	756	18,642
2019 / 2018	6,405	36,495
2018 / 2017	14,544	11,007
2017 / 2016	11,384	40,528
Prior Years	60,323	28,984
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	93,412	136,427
Popular U.S. | Commercial | CRE non-owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	543,667	397,686
2020 / 2019	356,071	231,904
2019 / 2018	156,925	224,256
2018 / 2017	211,432	236,008
2017 / 2016	250,516	142,432
Prior Years	346,606	214,495
Revolving Loans Amortized Cost Basis	8,386	5,651
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,873,603	1,452,432
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment
2021 / 2020	129,898	49,077
2020 / 2019	46,976	56,902
2019 / 2018	43,328	57,945
2018 / 2017	34,873	32,821
2017 / 2016	27,912	36,333
Prior Years	103,236	106,619
Revolving Loans Amortized Cost Basis	8,150	4,683
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	394,373	344,380
Popular U.S. | Commercial | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
2021 / 2020	0	393
2020 / 2019	239	8,266
2019 / 2018	7,825	7,941
2018 / 2017	8,150	4,060
2017 / 2016	1,676	16,689
Prior Years	17,132	16,108
Revolving Loans Amortized Cost Basis	4,222	4,222
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	39,244	57,679
Popular U.S. | Commercial | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	192
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	1,800	1,467
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,800	1,659
Popular U.S. | Commercial | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	1,152
2019 / 2018	1,148	2,361
2018 / 2017	2,878	0
2017 / 2016	0	1,348
Prior Years	20,841	20,305
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	24,867	25,166
Popular U.S. | Commercial | CRE owner occupied | Pass
Financing Receivable, Recorded Investment
2021 / 2020	129,898	48,684
2020 / 2019	46,737	47,484
2019 / 2018	34,355	47,451
2018 / 2017	23,845	28,761
2017 / 2016	26,236	18,296
Prior Years	63,463	68,739
Revolving Loans Amortized Cost Basis	3,928	461
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	328,462	259,876
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment
2021 / 2020	280,304	442,560
2020 / 2019	351,589	205,499
2019 / 2018	221,324	198,279
2018 / 2017	201,352	138,248
2017 / 2016	115,429	129,765
Prior Years	343,162	320,070
Revolving Loans Amortized Cost Basis	296,971	110,372
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,810,131	1,544,793
Popular U.S. | Commercial | Commercial and Industrial | Watch
Financing Receivable, Recorded Investment
2021 / 2020	3,747	16,126
2020 / 2019	4,667	1,973
2019 / 2018	4,292	30
2018 / 2017	9,273	3,621
2017 / 2016	5	1,196
Prior Years	1,530	8,488
Revolving Loans Amortized Cost Basis	3,925	3,972
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	27,439	35,406
Popular U.S. | Commercial | Commercial and Industrial | Special Mention
Financing Receivable, Recorded Investment
2021 / 2020	2,504	14,056
2020 / 2019	7,203	0
2019 / 2018	670	0
2018 / 2017	481	1,634
2017 / 2016	59	4,807
Prior Years	215	4,756
Revolving Loans Amortized Cost Basis	8,177	1,637
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	19,309	26,890
Popular U.S. | Commercial | Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	537	2,029
2020 / 2019	97	6,568
2019 / 2018	4,559	0
2018 / 2017	495	0
2017 / 2016	168	0
Prior Years	1,890	5,980
Revolving Loans Amortized Cost Basis	159	2,394
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	7,905	16,971
Popular U.S. | Commercial | Commercial and Industrial | Loss
Financing Receivable, Recorded Investment
2021 / 2020	262
2020 / 2019	58
2019 / 2018	108
2018 / 2017	17
2017 / 2016	51
Prior Years	191
Revolving Loans Amortized Cost Basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Loans held in portfolio	687
Popular U.S. | Commercial | Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
2021 / 2020	273,254	410,349
2020 / 2019	339,564	196,958
2019 / 2018	211,695	198,249
2018 / 2017	191,086	132,993
2017 / 2016	115,146	123,762
Prior Years	339,336	300,846
Revolving Loans Amortized Cost Basis	284,710	102,369
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	1,754,791	1,465,526
Popular U.S. | Consumer | Credit card
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	10	31
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	10	31
Popular U.S. | Consumer | Credit card | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	10	31
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	10	31
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	14,636	12,175
Revolving Loans Amortized Cost Basis	38,267	39,366
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,388	43,030
Loans held in portfolio	75,291	94,571
Popular U.S. | Consumer | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	3,006	112
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	935	357
Loans held in portfolio	3,941	469
Popular U.S. | Consumer | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	207	156
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	1,258	6,867
Loans held in portfolio	1,465	7,023
Popular U.S. | Consumer | Home equity lines of credit | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	11,423	11,907
Revolving Loans Amortized Cost Basis	38,267	39,366
Revolving Loans Converted to Term Loans Amortized Cost Basis	20,195	35,806
Loans held in portfolio	69,885	87,079
Popular U.S. | Consumer | Personal loans
Financing Receivable, Recorded Investment
2021 / 2020	75,610	40,622
2020 / 2019	19,492	110,407
2019 / 2018	43,600	27,921
2018 / 2017	7,491	9,709
2017 / 2016	2,819	1,879
Prior Years	5,807	8,506
Revolving Loans Amortized Cost Basis	126	194
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	154,945	199,238
Popular U.S. | Consumer | Personal loans | Substandard
Financing Receivable, Recorded Investment
2021 / 2020	72	83
2020 / 2019	81	784
2019 / 2018	250	165
2018 / 2017	73	74
2017 / 2016	17	18
Prior Years	163	6
Revolving Loans Amortized Cost Basis	2	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	658	1,130
Popular U.S. | Consumer | Personal loans | Loss
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	17
2019 / 2018	4	63
2018 / 2017	0	12
2017 / 2016	0	6
Prior Years	19	244
Revolving Loans Amortized Cost Basis	0	2
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	23	344
Popular U.S. | Consumer | Personal loans | Pass
Financing Receivable, Recorded Investment
2021 / 2020	75,538	40,539
2020 / 2019	19,411	109,606
2019 / 2018	43,346	27,693
2018 / 2017	7,418	9,623
2017 / 2016	2,802	1,855
Prior Years	5,625	8,256
Revolving Loans Amortized Cost Basis	124	192
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	154,264	197,764
Popular U.S. | Consumer | Other
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	4,658	1,743
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	4,658	1,743
Popular U.S. | Consumer | Other | Substandard
Financing Receivable, Recorded Investment
2021 / 2020		0
2020 / 2019		0
2019 / 2018		0
2018 / 2017		0
2017 / 2016		0
Prior Years		0
Revolving Loans Amortized Cost Basis		20
Revolving Loans Converted to Term Loans Amortized Cost Basis		0
Loans held in portfolio		20
Popular U.S. | Consumer | Other | Pass
Financing Receivable, Recorded Investment
2021 / 2020	0	0
2020 / 2019	0	0
2019 / 2018	0	0
2018 / 2017	0	0
2017 / 2016	0	0
Prior Years	0	0
Revolving Loans Amortized Cost Basis	4,658	1,723
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Loans held in portfolio	$ 4,658	$ 1,723